SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Subsequent Event [Line Items]
Equity Method Investments		¥ 210,088	$ 30,259	¥ 230,981
Guofu Huimei Investment Management Limited Partnership [Member]
Subsequent Event [Line Items]
Equity Method Investments		¥ 1,003,000
Subsequent Events [Member] | ZhongRong International Trust Co., LTD [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage	15.00%
Subsequent Events [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage	25.598%
Equity Method Investments	¥ 1,003,000
Subsequent Events [Member] | Guangzhou Concord Medical Cancer Hospital Co Ltd [Member] | Loan To GZ Concord [Member]
Subsequent Event [Line Items]
Payments to Acquire Investments	¥ 300,000
BPMC [Member] | Subsequent Events [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage	43.40%